Notes payable to banks	12 Months Ended
Dec. 31, 2014
Notes Payable [Abstract]
Notes payable to banks
Notes payable to banks

As per December 31, 2014 ASMI is debt free. ASMI may borrow under separate short-term lines of credit with banks. The lines contain general provisions concerning renewal and continuance at the option of the banks.

Total short-term lines of credit amounted to €150 million at December 31, 2014. The amount outstanding at December 31, 2014 was nil so the undrawn portion totaled €150 million. The undrawn portion represents the Company’s standby revolving credit facility of €150 million with a consortium of banks. The facility was extended in 2013 and will be available through December 31, 2018. Once the facility is used, this usage is secured by a portion of the Company’s shareholding in ASMPT or accounts receivable.

The credit facility of €150 million includes two financial covenants:

•	minimum consolidated tangible net worth; and

•	consolidated total net debt/total shareholders' equity ratio.

These financial covenants are measured twice each year, at June 30 and December 31.

The minimum level of consolidated tangible net worth for the year ended December 31, 2014 required was €320 million, the consolidated tangible net worth as per that date was €937 million.

Consolidated tangible net worth is defined as the net assets, deducting any amount shown in respect of goodwill or other intangible assets (including any value arising from any valuation of ASMPT).

Total shareholders' equity is defined as the aggregate of :

•	the amounts paid up on the issued common shares;

•	share capital in excess of par value;

•	retained earnings;

•	accumulated other comprehensive income and loss; and

•	deducting any amount shown in respect of goodwill or other intangible assets (including any value arising from any valuation of ASMPT).

The net debt/total shareholders' equity ratio should not exceed 1.5. For the year ended December 31, 2014 net cash was €386 million and total shareholders' equity amounted to €937 million. The Company is in compliance with these financial covenants as of June 30, 2014 and as of December 31, 2014.

ASMI does not provide guarantees for borrowings of ASMPT and there are no guarantees from ASMPT to secure indebtedness of ASMI. Under the rules of the Stock Exchange of Hong Kong, ASMPT is precluded from providing loans and advances other than trade receivables in the normal course of business, to ASMI or its non ASMPT subsidiaries.